UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 24F-2
                 Annual Notice of  Securities Sold
                      Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.
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  1.   Name and address of issuer:
                 Nationwide Variable Insurance Trust
                 1000 Continental Drive, Suite 400
                 King of Prussia, Pennsylvania 19406-2850
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  2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                 NVIT Cardinal Aggressive Fund
                 NVIT Cardinal Balanced Fund
                 NVIT Cardinal Capital Appreciation Fund
                 NVIT Cardinal Conservative Fund
                 NVIT Cardinal Moderate Fund
                 NVIT Cardinal Moderately Aggressive Fund
                 NVIT Cardinal Moderately Conservative Fund
                 NVIT Investor Destinations Balanced Fund
                 NVIT Investor Destinations Capital Appreciation Fund NVIT Investor Destinations Aggressive Fund
                 NVIT Investor Destinations Conservative Fund
                 NVIT Investor Destinations Moderate Fund
                 NVIT Investor Destinations Moderately Aggressive Fund NVIT Investor Destinations Moderately Conservative Fund NVIT Bond Index Fund
                 NVIT International Index Fund
                 NVIT Mid Cap Index Fund
                 NVIT S&P 500 Index Fund
                 NVIT Small Cap Index Fund
                 American Century NVIT Multi Cap Value Fund
                 Federated NVIT High Income Bond Fund
                 NVIT International Equity Fund
                 Neuberger Berman NVIT Multi Cap Opportunities Fund Neuberger Berman NVIT Socially Responsible Fund
                 NVIT Large Cap Growth Fund
                 Invesco NVIT Comstock Value Fund
                 NVIT Core Bond Fund
                 NVIT Core Plus Bond Fund
                 NVIT Government Bond Fund
                 NVIT Growth Fund
                 NVIT Money Market Fund
                 NVIT Multi-Sector Bond Fund
                 NVIT Nationwide Fund
                 NVIT Real Estate Fund
                 NVIT Short Term Bond Fund
                 Loring Ward NVIT Capital Appreciation Fund
                 Loring Ward NVIT Moderate Fund
                 NVIT Multi-Manager Large Cap Growth Fund
                 NVIT Multi-Manager Large Cap Value Fund
                 NVIT Multi-Manager Mid Cap Growth Fund
                 NVIT Multi-Manager Mid Cap Value Fund
                 NVIT Multi-Manager Small Cap Growth Fund
                 NVIT Multi-Manager Small Cap Value Fund
                 NVIT Multi-Manager Small Company Fund
                 NVIT Multi-Manager International Growth Fund
                 NVIT Multi-Manager International Value Fund
                 NVIT Cardinal Managed Growth Fund
                 NVIT Cardinal Managed Growth & Income Fund
                 NVIT Investor Destinations Managed Growth Fund
                 NVIT Investor Destinations Managed Growth & Income Fund NVIT Managed American Funds Asset Allocation Fund
                 NVIT Managed American Funds Growth-Income Fund BlackRock NVIT Managed Global Allocation Fund
                 American Funds NVIT Growth Fund
                 American Funds NVIT Global Growth Fund
                 American Funds NVIT Asset Allocation Fund
                 American Funds NVIT Bond Fund
                 American Funds NVIT Growth-Income Fund
                 Templeton NVIT International Value Fund
                 NVIT Flexible Moderate Growth Fund
                 NVIT Flexible Fixed Income Fund
                 Lazard NVIT Flexible Opportunistic Strategies Fund
                 NVIT Developing Markets Fund
                 NVIT Emerging Markets Fund

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  3.   Investment Company Act File Number:        811-03213

       Securities Act File Number:                002-73024

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 4(a). Last day of the fiscal year for which this notice is filed:
                 12/31/2015

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 4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

       Note: If the Form is being filed late, interest must be paid on the registration fee due.
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 4(c). [ ]  Check box if this is the last time the issuer will be filing this Form.
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  5.   Calculation of registration fee:

       (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

                                                             $8,665,149,895
                                                         ------------------

       (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                                             $8,797,002,694
                                                         ------------------

       (iii) Aggregate price of securities redeemed or
       repurchased during any prior fiscal year ending no
       earlier than October 11, 1995 that were not
       previously used to reduce registration fees payable
       to the Commission:
                                                                         $0
                                                           ----------------


       (iv) Total available redemption credits
             [Add items 5(ii) and 5(iii)]:

                                                 -           $8,797,002,694
                                                         ------------------
       (v) Net Sales - If item 5(i) is greater than item 5(iv)
             [subtract Item 5(iv) from Item 5(i) ]

                                                                         $0
                                                           ----------------

       (vi) Redemption credits available for use in future years
       -if Item 5(i) is less than Item 5(iv) [subtract Item
       5(iv) from Item 5(i)]:
                                                              ($131,852,799)
                                                           ----------------

       (vii) Multiplier for determining registration fee (See
       Instruction C.9):
                                                                  0.0001007
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       (viii) Registration fee due [multiply Item 5(v) by Item 5(vii):
               (enter "0" if no fee is due):

                                                 =                    $0.00
                                                           ----------------

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  6.   Prepaid shares
       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
       (number of shares or other units) deducted here:__. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:__ .


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  7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                 +                       $0
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  8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                 =                    $0.00
                                                           ----------------
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  9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


       Method of Delivery:
                 [ ] Wire Transfer
                 [ ] Mail or other means
                 [X] Not Applicable

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       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


				    /s/Joseph Finelli
       By (Signature and Title)*    -------------------------------------

                 Joseph Finelli, Treasurer
       Date: March 24, 2016
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       *Please print the name and title of the signing officer below the signature.